--------------------------------------------------------------------------------
 MONARCH FUNDS

Treasury Cash Fund
Government Cash Fund
Cash Fund

                                    --------------------------------------------
                                     SEMI-ANNUAL REPORT
                                     February 28, 2002

Dear Shareholders:

As we mark the halfway point of our tenth year of operations, we want to take the time to thank all of our investors and the financial intermediaries we service for their continued support. We also welcome those who have recently begun investing in Monarch Funds. We are again pleased to report that Monarch's Government Cash Fund, our oldest fund and performance leader, continued to exhibit strong performance relative to its peer group for the six months ended February 28, 2002. For the one-, three- and five-year periods ended as of that date, the Fund's Universal Shares produced average annual total returns of 3.45%, 5.00% and 5.19%, respectively, compared to averages of 3.13%, 4.75% and 4.95% for the Government and Agencies Institutional category as tracked by iMoneyNet, Inc.'s, MONEY FUND REPORT AVERAGES(TM) for those periods (Universal Shares seven-day simple yield as of February 28, 2002 was 2.13%). As always, past performance is no guarantee of future results and investment return will fluctuate.*

From late 2000 through December 2001, our portfolio management team maintained longer average maturities for Government Cash Fund and Cash Fund. This strategy put the Funds in an excellent position to take advantage of the Federal Funds rate cuts that followed the September 11 tragedy. Over the course of the last quarter of 2001, the Federal Reserve Bank reduced the Federal Funds rate from 3 1/2% to the current 1 3/4% in anticipation of a recession and an overall weak economic environment. In recent months, our portfolio management team has reduced the average maturities of all of the Funds' portfolios in anticipation of an economic recovery that we believe has already begun.

As you know, our primary goal is maintenance of your $1.00 per share price through skilled and prudent portfolio management. We thank you again for your continued confidence and support. Please feel free to call us with your questions or comments at (800) 754-8757.

                                         Sincerely,

                                         /s/ John Y. Keffer

                                         John Y. Keffer
                                         Chairman

* ALL YIELD QUOTATIONS MORE CLOSELY REFLECT CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATIONS. GOVERNMENT CASH FUND UNIVERSAL SHARES AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE-YEAR, FIVE-YEAR AND SINCE INCEPTION (10/29/92) PERIODS ENDED MARCH 31, 2002 WERE 3.15%, 5.13% AND 4.94%,
  RESPECTIVELY. THE SEVEN-DAY YIELD AS OF MARCH 31, 2002 WAS 1.81%. RETURNS AND YIELDS FOR OTHER SHARE CLASSES WILL VARY.
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
Statements of Assets and Liabilities.............. 3  Financial Highlights.......................... 6
Statements of Operations.......................... 4  Notes to Financial Statements................. 8
Statements of Changes in Net Assets............... 5  FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE) 11

--------------------------------------------------------------------------------

ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (04/02)

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)

                                                               TREASURY      GOVERNMENT
                                                                 CASH           CASH            CASH
                                                                 FUND           FUND            FUND
                                                             ------------   ------------   --------------
Assets
  Total investment, at value (Notes 1 and 2)...............  $208,715,780   $413,587,800   $1,370,499,794
                                                             ------------   ------------   --------------
Liabilities
  Dividends payable........................................        29,183        181,676               --
  Payable to Administrator (Note 3)........................         8,937         14,336           52,360
  Payable to Transfer Agent (Note 3).......................        41,344         41,773          211,459
  Payable to Shareholder Service Agent (Note 3)............        27,641         26,391          211,042
  Payable to Distributor (Note 3)..........................        34,291         21,470          141,696
  Accrued expenses and other liabilities...................         4,476         11,964            4,421
                                                             ------------   ------------   --------------
Total Liabilities..........................................       145,872        297,610          620,978
                                                             ------------   ------------   --------------
Net Assets.................................................  $208,569,908   $413,290,190   $1,369,878,816
                                                             ============   ============   ==============
Components of Net Assets
  Paid in capital..........................................  $208,544,958   $413,312,733   $1,369,863,361
  Undistributed (distributions in excess of) net investment
     income................................................        12,854        (34,948)              (4)
  Accumulated net realized gain............................        12,096         12,405           15,459
                                                             ------------   ------------   --------------
Net Assets.................................................  $208,569,908   $413,290,190   $1,369,878,816
                                                             ============   ============   ==============
Net Assets by Class of Shares
  Preferred Shares.........................................  $         --   $ 45,119,819   $   26,341,592
  Universal Shares.........................................       103,523    148,525,058       40,556,689
  Institutional Shares.....................................    40,581,239    131,766,815      592,409,743
  Investor Shares..........................................   164,845,504     80,797,050      697,459,293
  Service Shares...........................................     3,039,642      7,081,448       13,111,499
                                                             ------------   ------------   --------------
Net Assets.................................................  $208,569,908   $413,290,190   $1,369,878,816
                                                             ============   ============   ==============
Shares of Beneficial Interest
  Preferred Shares.........................................            --     45,119,307       26,341,486
  Universal Shares.........................................       103,517    148,562,358       40,556,141
  Institutional Shares.....................................    40,572,166    131,759,697      592,407,183
  Investor Shares..........................................   164,830,000     80,790,605      697,447,911
  Service Shares...........................................     3,039,279      7,080,772       13,110,636
Net Asset Value Per Share (Offering and Redemption Price
  per Share) for each Class................................  $       1.00   $       1.00   $         1.00


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS
 Six Months Ended February 28, 2002 (Unaudited)

                                                               TREASURY    GOVERNMENT
                                                                 CASH         CASH         CASH
                                                                 FUND         FUND         FUND
                                                              ----------   ----------   -----------
Net Investment Income Allocated from Portfolios
  Interest income...........................................  $2,958,925   $9,237,089   $19,970,340
  Net expenses..............................................    (155,955)   (377,640)      (807,050)
                                                              ----------   ----------   -----------
Net Investment Income Allocated from Portfolios (Note 2)....   2,802,970   8,859,449     19,163,290
                                                              ----------   ----------   -----------
Expenses
  Administration (Note 3)
     Preferred Shares.......................................          --       7,519          4,298
     Universal Shares.......................................          26      37,564         10,377
     Institutional Shares...................................      13,653     101,523        160,731
     Investor Shares........................................      48,717      15,797        184,681
     Service Shares.........................................       2,673       6,078         12,445
  Transfer Agency (Note 3)
     Preferred Shares.......................................          --       4,039          3,947
     Universal Shares.......................................       3,896      45,727         15,988
     Institutional Shares...................................      60,133     418,517        658,694
     Investor Shares........................................     208,027      68,641        758,225
     Service Shares.........................................       9,798      16,530         30,080
  Shareholder services (Note 3)
     Institutional Shares...................................      54,613     406,092        642,924
     Investor Shares........................................     194,867      63,186        738,723
     Service Shares.........................................       6,683      15,196         31,112
  Distribution (Note 3)
     Investor Shares........................................     243,583      78,983        923,405
     Service Shares.........................................      20,049      45,587         93,335
  Professional services.....................................       5,361      12,749         27,422
  Trustees..................................................       3,912      11,268         21,059
  Compliance................................................       5,853       8,034          8,090
  Reporting.................................................         766       1,908          5,007
  Miscellaneous.............................................       6,799      20,757         45,844
                                                              ----------   ----------   -----------
Total Expenses..............................................     889,409   1,385,695      4,376,387
  Expenses reimbursed and fees waived (Note 4)..............     (59,854)    (63,836)       (31,325)
                                                              ----------   ----------   -----------
Net Expenses................................................     829,555   1,321,859      4,345,062
                                                              ----------   ----------   -----------
Net Investment Income.......................................   1,973,415   7,537,590     14,818,228
Net Realized Gain on Investments Allocated from Portfolios
  (Note 2)..................................................          --      13,520         31,622
                                                              ----------   ----------   -----------
Net Increase in Net Assets from Operations..................  $1,973,415   $7,551,110   $14,849,850
                                                              ==========   ==========   ===========


See Notes to Financial Statements.
4

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS
 Year Ended August 31, 2001 and Six Months Ended February 28, 2002

                                                                 TREASURY         GOVERNMENT
                                                                   CASH              CASH              CASH
                                                                   FUND              FUND              FUND
                                                              ---------------   ---------------   ---------------
Net Assets -- August 31, 2000...............................  $   350,760,744   $  662,206,053    $ 1,928,245,364
----------------------------                                  ---------------   ---------------   ---------------
Operations
  Net investment income.....................................       13,283,122       38,515,705         85,790,711
  Net realized gain on investments allocated from
    Portfolios..............................................           17,917           44,029              8,553
                                                              ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations..................       13,301,039       38,559,734         85,799,264
                                                              ---------------   ---------------   ---------------
Distributions to Shareholders from
  Net investment income -- Preferred Shares.................               --              (19)               (19)
  Net investment income -- Universal Shares.................          (84,432)      (9,991,423)        (3,070,003)
  Net investment income -- Institutional Shares.............       (2,053,254)     (25,566,194)       (37,945,445)
  Net investment income -- Investor Shares..................      (11,132,873)      (2,874,352)       (44,653,866)
  Net investment income -- Service Shares...................          (79,430)        (205,452)          (521,664)
                                                              ---------------   ---------------   ---------------
Total Distributions to Shareholders.........................      (13,349,989)     (38,637,440)       (86,190,997)
                                                              ---------------   ---------------   ---------------
Capital Share Transactions (at $1.00 per share)
  Sale of shares -- Preferred Shares........................               --            7,500              7,500
  Sale of shares -- Universal Shares........................      230,840,000    3,025,182,603        705,774,617
  Sale of shares -- Institutional Shares....................      265,221,260    5,661,513,584      2,898,624,164
  Sale of shares -- Investor Shares.........................    1,436,620,511      373,439,863      1,932,330,232
  Sale of shares -- Service Shares..........................       38,716,441       70,503,361        134,407,729
  Reinvestment of distributions -- Preferred Shares.........               --               16                 17
  Reinvestment of distributions -- Universal Shares.........           84,405        6,543,772          3,027,935
  Reinvestment of distributions -- Institutional Shares.....        1,121,858       21,345,113         32,347,656
  Reinvestment of distributions -- Investor Shares..........       11,080,626        2,858,754         44,462,061
  Reinvestment of distributions -- Service Shares...........           77,973          204,300            517,700
  Redemption of shares -- Universal Shares..................     (236,797,835)  (3,092,884,338)      (742,007,036)
  Redemption of shares -- Institutional Shares..............     (246,259,344)  (5,884,924,709)    (3,057,830,313)
  Redemption of shares -- Investor Shares...................   (1,528,828,986)    (350,833,857)    (2,179,660,629)
  Redemption of shares -- Service Shares....................      (29,646,601)     (64,802,697)      (114,460,938)
                                                              ---------------   ---------------   ---------------
Net Increase Decrease from Capital Transactions.............      (57,769,692)    (231,846,735)      (342,459,305)
                                                              ---------------   ---------------   ---------------
Net Decrease in Net Assets..................................      (57,818,642)    (231,924,441)      (342,851,038)
                                                              ---------------   ---------------   ---------------
Net Assets -- August 31, 2001 (including line (A))..........      292,942,102      430,281,612      1,585,394,326
---------------------------------------------                 ---------------   ---------------   ---------------
Operations
  Net investment income.....................................        1,973,415        7,537,590         14,818,228
  Net realized gain on investments allocated from
    Portfolios..............................................               --           13,520             31,622
                                                              ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations..................        1,973,415        7,551,110         14,849,850
                                                              ---------------   ---------------   ---------------
Distributions to Shareholders from
  Net investment income -- Preferred Shares.................               --         (382,520)          (209,570)
  Net investment income -- Universal Shares.................           (1,021)      (1,880,224)          (492,963)
  Net investment income -- Institutional Shares.............         (498,077)      (4,509,638)        (6,774,883)
  Net investment income -- Investor Shares..................       (1,383,726)        (571,884)        (6,775,262)
  Net investment income -- Service Shares...................          (23,720)         (71,587)          (165,268)
                                                              ---------------   ---------------   ---------------
Total Distributions to Shareholders.........................       (1,906,544)      (7,415,853)       (14,417,946)
                                                              ---------------   ---------------   ---------------
Capital Share Transactions (at $1.00 per share)
  Sale of shares -- Preferred Shares........................               --       59,729,268         67,552,972
  Sale of shares -- Universal Shares........................               --      818,232,205         85,931,416
  Sale of shares -- Institutional Shares....................      163,529,403    2,838,749,671        946,390,762
  Sale of shares -- Investor Shares.........................    1,111,106,482      331,975,160      3,045,805,831
  Sale of shares -- Service Shares..........................       33,386,764       66,601,788        162,808,321
  Reinvestment of distributions -- Preferred Shares.........               --          382,522            200,776
  Reinvestment of distributions -- Universal Shares.........            1,050        1,223,127            503,438
  Reinvestment of distributions -- Institutional Shares.....          255,552        4,108,753          6,181,727
  Reinvestment of distributions -- Investor Shares..........        1,436,985          590,381          6,963,051
  Reinvestment of distributions -- Service Shares...........           24,589           72,739            169,218
  Redemption of shares -- Preferred Shares..................               --      (15,000,000)       (41,419,779)
  Redemption of shares -- Universal Shares..................               --     (835,483,356)       (83,125,404)
  Redemption of shares -- Institutional Shares..............     (173,771,121)  (2,909,479,152)    (1,096,926,587)
  Redemption of shares -- Investor Shares...................   (1,180,888,882)    (313,331,066)    (3,146,651,763)
  Redemption of shares -- Service Shares....................      (39,519,887)     (65,498,719)      (170,331,393)
                                                              ---------------   ---------------   ---------------
Net Decrease from Capital Transactions......................      (84,439,065)     (17,126,679)      (215,947,414)
                                                              ---------------   ---------------   ---------------
Net Decrease in Net Assets..................................      (84,372,194)     (16,991,422)      (215,515,510)
                                                              ---------------   ---------------   ---------------
Net Assets -- February 28, 2002 (including line (B))
  (Unaudited)...............................................  $   208,569,908   $  413,290,190    $ 1,369,878,816
---------------------------------------------------------     ===============   ===============   ===============
(A) Distributions in excess of net investment income, August
  31, 2001..................................................  $       (54,017)  $     (156,685)   $      (400,286)
(B) Undistributed (distributions in excess of) net
  investment income, February 28, 2002......................  $        12,854   $      (34,948)   $            (4)


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                  SELECTED DATA FOR A SINGLE SHARE
                         ---------------------------------------------------
                         Beginning                                                         Net
                            Net                                                         Assets at
                           Asset                  Distributions     Ending                End of
                           Value        Net         from Net      Net Asset               Period
Year Ended August 31,       Per      Investment    Investment     Value Per    Total      (000's
(except as noted)          Share       Income        Income         Share      Return    Omitted)
--------------------------------------------------------------------------------------------------
TREASURY CASH FUND

 Universal Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    $1.00       $0.01         $(0.01)        $1.00       1.02%    $    104
 2001..................     1.00        0.05          (0.05)         1.00       5.24%         102
 2000(c)...............     1.00        0.04          (0.04)         1.00       4.02%       5,976

 Institutional Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       0.90%      40,581
 2001..................     1.00        0.05          (0.05)         1.00       4.92%      50,554
 2000..................     1.00        0.05          (0.05)         1.00       5.47%      30,480
 1999..................     1.00        0.04          (0.04)         1.00       4.50%      55,134
 1998..................     1.00        0.05          (0.05)         1.00       5.11%      91,122
 1997..................     1.00        0.05          (0.05)         1.00       4.98%      40,830

 Investor Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       0.71%     164,846
 2001..................     1.00        0.04          (0.04)         1.00       4.52%     233,138
 2000..................     1.00        0.05          (0.05)         1.00       5.06%     314,305
 1999..................     1.00        0.04          (0.04)         1.00       4.10%     232,624
 1998..................     1.00        0.05          (0.05)         1.00       4.72%      57,957
 1997..................     1.00        0.05          (0.05)         1.00       4.58%      30,118

 Service Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00          --(d)          --(d)       1.00       0.40%       3,040
 2001(c)...............     1.00        0.02          (0.02)         1.00       1.93%       9,147

GOVERNMENT CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       1.32%      45,120
 2001(c)...............     1.00          --(d)          --(d)       1.00       0.22%           8

 Universal Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       1.28%     148,525
 2001..................     1.00        0.05          (0.05)         1.00       5.34%     164,500
 2000..................     1.00        0.06          (0.06)         1.00       5.94%     225,697
 1999..................     1.00        0.05          (0.05)         1.00       5.00%     277,549
 1998..................     1.00        0.05          (0.05)         1.00       5.63%     253,644
 1997..................     1.00        0.05          (0.05)         1.00       5.49%     230,410

 Institutional Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       1.09%     131,767
 2001..................     1.00        0.05          (0.05)         1.00       4.95%     198,324
 2000..................     1.00        0.05          (0.05)         1.00       5.54%     400,418
 1999..................     1.00        0.05          (0.05)         1.00       4.59%     455,239
 1998..................     1.00        0.05          (0.05)         1.00       5.22%     443,618
 1997..................     1.00        0.05          (0.05)         1.00       5.06%     245,157

 Investor Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       0.96%      80,797
 2001..................     1.00        0.05          (0.05)         1.00       4.68%      61,546
 2000(c)...............     1.00        0.04          (0.04)         1.00       3.68%      36,091

 Service Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       0.61%       7,081
 2001(c)...............     1.00        0.03          (0.03)         1.00       3.17%       5,904

                              RATIOS/SUPPLEMENTAL DATA
                         -----------------------------------
                                      Ratios to
                                Average Net Assets(a)
                         -----------------------------------
                                       Net
Year Ended August 31,      Net      Investment      Gross
(except as noted)        Expenses     Income     Expenses(b)
TREASURY CASH FUND
 Universal Shares
--------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.20%       2.06%         8.48%
 2001..................    0.20%       6.22%         0.92%
 2000(c)...............    0.20%       5.86%         0.38%

 Institutional Shares
-------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.45%       1.87%         0.61%
 2001..................    0.45%       4.57%         0.61%
 2000..................    0.45%       5.30%         0.62%
 1999..................    0.45%       4.43%         0.62%
 1998..................    0.45%       5.00%         0.67%
 1997..................    0.45%       4.89%         0.66%

 Investor Shares
------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.84%       1.47%         0.85%
 2001..................    0.84%       4.52%         0.84%
 2000..................    0.84%       5.01%         0.85%
 1999..................    0.83%       4.02%         0.89%
 1998..................    0.82%       4.62%         0.91%
 1997..................    0.83%       4.55%         0.97%

 Service Shares
-----------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    1.53%       0.94%         1.67%
 2001(c)...............    1.70%       3.76%         2.67%

GOVERNMENT CASH FUND
 Preferred Shares
----------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.12%       2.54%         0.20%
 2001(c)...............    0.12%       3.64%        97.77%

 Universal Shares
---------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.20%       2.57%         0.24%
 2001..................    0.20%       5.29%         0.23%
 2000..................    0.20%       5.73%         0.24%
 1999..................    0.18%       4.88%         0.25%
 1998..................    0.18%       5.48%         0.26%
 1997..................    0.17%       5.35%         0.26%

 Institutional Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.57%       2.25%         0.59%
 2001..................    0.57%       4.80%         0.58%
 2000..................    0.57%       5.41%         0.58%
 1999..................    0.57%       4.50%         0.59%
 1998..................    0.57%       5.09%         0.58%
 1997..................    0.57%       4.95%         0.57%

 Investor Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.84%       1.86%         0.85%
 2001..................    0.84%       4.51%         0.84%
 2000(c)...............    0.85%       5.70%         0.97%

 Service Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    1.55%       1.20%         1.55%
 2001(c)...............    1.61%       3.24%         1.61%

See Notes To Financial Statements.
6

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                  SELECTED DATA FOR A SINGLE SHARE
                         ---------------------------------------------------
                         Beginning                                                         Net
                            Net                                                         Assets at
                           Asset                  Distributions     Ending                End of
                           Value        Net         from Net      Net Asset               Period
Year Ended August 31,       Per      Investment    Investment     Value Per    Total      (000's
(except as noted)          Share       Income        Income         Share      Return    Omitted)
--------------------------------------------------------------------------------------------------
CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    $1.00       $0.01         $(0.01)        $1.00       1.29%    $ 26,342
 2001(c)...............     1.00          --(d)          --(d)       1.00       0.22%           8

 Universal Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       1.25%      40,557
 2001..................     1.00        0.05          (0.05)         1.00       5.49%      37,236
 2000..................     1.00        0.06          (0.06)         1.00       6.04%      70,451
 1999..................     1.00        0.05          (0.05)         1.00       5.09%      98,705
 1998..................     1.00        0.06          (0.06)         1.00       5.65%      91,671
 1997..................     1.00        0.05          (0.05)         1.00       5.43%      18,453

 Institutional Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       1.06%     592,410
 2001..................     1.00        0.05          (0.05)         1.00       5.11%     736,555
 2000..................     1.00        0.06          (0.06)         1.00       5.65%     863,603
 1999..................     1.00        0.05          (0.05)         1.00       4.68%     569,409
 1998..................     1.00        0.05          (0.05)         1.00       5.24%     299,220
 1997..................     1.00        0.05          (0.05)         1.00       5.07%     152,041

 Investor Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       0.94%     697,459
 2001..................     1.00        0.05          (0.05)         1.00       4.85%     791,138
 2000..................     1.00        0.05          (0.05)         1.00       5.38%     994,191
 1999..................     1.00        0.04          (0.04)         1.00       4.41%     269,421
 1998..................     1.00        0.05          (0.05)         1.00       4.97%     181,754
 1997..................     1.00        0.05          (0.05)         1.00       4.81%      76,480

 Service Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............     1.00        0.01          (0.01)         1.00       0.61%      13,111
 2001(c)...............     1.00        0.04          (0.04)         1.00       3.98%      20,461

                              RATIOS/SUPPLEMENTAL DATA
                         -----------------------------------
                                      Ratios to
                                Average Net Assets(a)
                         -----------------------------------
                                       Net
Year Ended August 31,      Net      Investment      Gross
(except as noted)        Expenses     Income     Expenses(b)
--------------------------------------------------------------------------------------------------
CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.12%       2.44%         0.22%
 2001(c)...............    0.12%       3.76%        91.14%

 Universal Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.20%       2.43%         0.25%
 2001..................    0.20%       5.68%         0.24%
 2000..................    0.20%       5.84%         0.23%
 1999..................    0.18%       4.99%         0.25%
 1998..................    0.18%       5.48%         0.29%
 1997..................    0.23%       5.32%         0.47%

 Institutional Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.57%       2.17%         0.58%
 2001..................    0.57%       5.07%         0.57%
 2000..................    0.58%       5.55%         0.58%
 1999..................    0.57%       4.56%         0.60%
 1998..................    0.57%       5.11%         0.61%
 1997..................    0.57%       4.97%         0.60%

 Investor Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    0.83%       1.89%         0.83%
 2001..................    0.82%       4.78%         0.82%
 2000..................    0.83%       5.40%         0.85%
 1999..................    0.83%       4.30%         0.85%
 1998..................    0.83%       4.86%         0.86%
 1997..................    0.83%       4.72%         0.85%

 Service Shares
--------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2002(e).............    1.48%       1.36%         1.48%
 2001(c)...............    1.54%       3.60%         1.54%

(a) All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) See Note 1 for dates of commencement of operations.
(d) Less than $0.01 per share.
(e) Unaudited.

See Notes To Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 February 28, 2002 (Unaudited)

NOTE 1.  SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was organized as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue five classes of shares: Preferred Shares, Universal Shares, Institutional Shares, Investor Shares and Service Shares. The Trust commenced the offering of each class of shares as follows:

Treasury Cash Fund (Universal Shares)                   December 30, 1999
Treasury Cash Fund (Institutional Shares)                   July 12, 1993
Treasury Cash Fund (Investor Shares)                     October 25, 1995
Treasury Cash Fund (Service Shares)                       January 5, 2001
Government Cash Fund (Preferred Shares)                   August 10, 2001
Government Cash Fund (Universal Shares)                  October 29, 1992
Government Cash Fund (Institutional Shares)                 July 15, 1993
Government Cash Fund (Investor Shares)                  December 30, 1999
Government Cash Fund (Service Shares)                    October 19, 2000
Cash Fund (Preferred Shares)                              August 10, 2001
Cash Fund (Universal Shares)                             December 1, 1992
Cash Fund (Institutional Shares)                            July 15, 1993
Cash Fund (Investor Shares)                                 June 16, 1995
Cash Fund (Service Shares)                              September 7, 2000

MASTER-FEEDER ARRANGEMENT Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each Portfolio directly acquires securities and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 28, 2002, the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 50.7%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 80.0%; and the percentage of Cash Portfolio owned by Cash Fund was 91.8%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES Each Fund records daily its pro rata share of the corresponding Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 February 28, 2002 (Unaudited)

CLASS SPECIFIC EXPENSES Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Board. Institutional Shares, Investor Shares and Service Shares incur shareholder servicing fees and Investor Shares and Service Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from the Portfolios based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. For the six-months ended February 28, 2002, the Funds did not directly incur investment advisory fees.

ADMINISTRATOR The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% (0.10% for Service Shares) of the average daily net assets of each share class.

TRANSFER AGENT The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares, Investor Shares and Service Shares of each Fund, and 0.05% of the average daily net assets of Universal Shares of each Fund. All share classes, including Preferred Shares, also pay certain account fees and out-of-pocket expenses. In addition, FSS is paid a annual fee of $12,000 per Fund plus $6,000 per class of shares for each class above one.

SHAREHOLDER SERVICE AGENT The Trust has adopted a shareholder servicing plan with respect to Institutional Shares, Investor Shares and Service Shares under which the Trust pays FAdS a shareholder servicing fee at the annual rates of 0.20%, 0.20% and 0.25%, respectively, of the average daily net assets attributable to Institutional Shares, Investor Shares and Service Shares of each Fund. FAdS may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold Institutional Shares, Investor Shares or Service Shares.

DISTRIBUTOR Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted Distribution Plans pursuant to Rule 12b-1 under the Act under which the Trust pays FFS a distribution fee at an annual rate of 0.25% for Investor Shares and 0.75% for Service Shares of the average daily net assets of each Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares or Service Shares. The plans obligate the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

 MONARCH FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 February 28, 2002 (Unaudited)

NOTE 4.  WAIVER OF FEES/REIMBURSEMENT OF EXPENSES

FAdS and FSS voluntarily waived a portion of their fees for the six-months ended February 28, 2002 as follows: Transfer Agent fee: Treasury Cash Fund -- $3,896, Government Cash Fund -- $31,265 and Cash Fund -- $13,398. Shareholder servicing fee: Treasury Cash Fund -- $52,116, Government Cash Fund -- $25,052 and Cash Fund -- $13,629. Administration fee: Treasury Cash -- $26, Government Cash Fund -- $7,519, Cash Fund -- $4,298. Distribution fee: Treasury Cash Fund -- $3,513. FAdS also reimbursed the Funds for certain expenses for the six- months ended February 28, 2002 as follows: Treasury Cash Fund -- $303.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- TREASURY CASH PORTFOLIO
 February 28, 2002 (Unaudited)


    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------

U.S. TREASURY BILLS (A) (72.7%)
$200,000,000   1.72%, 3/14/02...................  $199,877,944
 100,000,000   1.79%, 7/5/02....................    99,387,500
                                                  ------------
Total U.S. Treasury Bills                          299,265,444
                                                  ------------
REPURCHASE AGREEMENTS (27.3%)
  52,087,000   Bank of America Corp., 1.85%,
               3/1/02, to be repurchased at
               $52,089,677; collateralized by
               various U.S. Treasury
               Obligations......................    52,087,000
  60,170,000   Salomon Smith Barney, 1.86%,
               3/1/02, to be repurchased at
               $60,173,109; collateralized by
               various U.S. Treasury
               Obligations......................    60,170,000
                                                  ------------
Total Repurchase Agreements                        112,257,000
                                                  ------------
Total Investments at Amortized Cost (100.0%)      $411,522,444
Other Assets and Liabilities, Net (0.0%)                19,678
                                                  ------------
NET ASSETS (100.0%)                               $411,542,122
                                                  ============

(A)  Annualized yields at time of purchase.


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- GOVERNMENT CASH PORTFOLIO
 February 28, 2002 (Unaudited)

   FACE                    SECURITY                                FACE                    SECURITY
  AMOUNT                 DESCRIPTION                 VALUE        AMOUNT                 DESCRIPTION                 VALUE
-----------   ----------------------------------  ------------  -----------   ----------------------------------  ------------
U.S. GOVERNMENT SECURITIES (63.1%)                              SMALL BUSINESS ADMINISTRATION
FEDERAL HOME LOAN BANK (1.9%)                                   $ 2,335,918   Pool #503882, 2.25%, 9/25/22......  $  2,334,020
$10,000,000   4.38%, 4/9/02.....................  $ 10,001,090      863,370   Pool #503892, 2.38%, 7/25/22......       864,148
                                                  ------------    2,367,704   Pool #503909, 2.25%, 10/25/22.....     2,366,752
                                                                  1,757,583   Pool #504015, 2.25%, 1/25/23......     1,757,229
FEDERAL HOME LOAN BANK -- DISCOUNT NOTES (A) (11.8%)              1,444,500   Pool #504062, 2.25%, 2/25/23......     1,444,500
 30,000,000   2.24%, 4/10/02....................    29,927,000    3,211,172   Pool #504074, 2.25%, 2/25/23......     3,211,172
 31,156,000   1.80%, 6/14/02....................    30,996,066      789,139   Pool #504203, 2.38%, 7/25/13......       790,530
                                                  ------------    1,255,970   Pool #504269, 2.38%, 5/25/15......     1,258,145
Total Federal Home Loan Bank -- Discount Notes      60,923,066      907,337   Pool #504345, 2.38%, 5/25/18......       907,337
                                                  ------------    3,553,323   Pool #504366, 2.13%, 2/25/24......     3,550,674
                                                                  8,611,686   Pool #504719, 2.38%, 7/25/24......     8,611,686
FEDERAL HOME LOAN MORTGAGE CORPORATION -- DISCOUNT NOTES (A)      3,570,322   Pool #504727, 2.38%, 9/25/24......     3,570,322
(14.5%)                                                           6,847,255   Pool #504765, 2.38%, 10/25/09.....     6,831,916
 75,000,000   1.74%, 4/4/02.....................    74,878,875    6,712,096   Pool #504769, 2.38%, 10/25/24.....     6,712,096
                                                  ------------    2,613,085   Pool #505204, 2.50%, 9/25/25......     2,612,509
                                                                  2,314,951   Pool #505205, 2.56%, 9/25/07......     2,314,525
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- DISCOUNT NOTES (A)                                                       ------------
(20.7%)                                                         Total Small Business Administration                 73,509,956
 34,163,000   3.46%, 3/7/02.....................    34,143,925                                                    ------------
 23,022,000   3.47%, 4/5/02.....................    22,947,018  Total U.S. Government Securities                   326,238,597
 50,000,000   1.97%, 5/2/02.....................    49,834,667                                                    ------------
                                                  ------------
Total Federal National Mortgage Association --                  REPURCHASE AGREEMENTS (36.4%)
Discount Notes                                     106,925,610   75,000,000   Bank of America Corp., 1.87%,
                                                  ------------                3/1/02, to be repurchased at
                                                                              $75,003,896; collateralized by
SMALL BUSINESS ADMINISTRATION (B) (14.2%)                                     various U.S. Government Agency
    374,771   Pool #501077, 3.25%, 11/25/14.....       374,771                Securities........................    75,000,000
    687,736   Pool #501308, 3.25%, 10/25/15.....       687,736   77,610,000   Goldman Sachs & Co., Inc., 1.87%,
  1,216,015   Pool #501543, 3.13%, 7/25/16......     1,216,015                3/1/02, to be repurchased at
    326,785   Pool #501690, 2.88%, 12/25/16.....       326,785                $77,614,031; collateralized by
    450,319   Pool #501898, 3.00%, 7/25/17......       450,319                various U.S. Government Agency
  2,770,879   Pool #502150, 2.75%, 2/25/18......     2,791,013                Securities........................    77,610,000
    127,602   Pool #502161, 2.75%, 2/25/18......       127,602   35,434,000   Salomon Smith Barney, 1.85%,
  1,123,843   Pool #502208, 2.75%, 2/25/18......     1,128,939                3/1/02, to be repurchased at
    157,277   Pool #502306, 2.75%, 2/25/18......       157,277                $35,435,821; collateralized by
    178,236   Pool #502613, 2.75%, 4/25/19......       178,236                various U.S. Government Agency
    439,892   Pool #503058, 2.63%, 7/25/15......       439,892                Securities........................    35,434,000
    888,991   Pool #503082, 2.63%, 9/25/20......       888,991                                                    ------------
    307,016   Pool #503120, 2.63%, 10/25/20.....       307,016  Total Repurchase Agreements                        188,044,000
    254,855   Pool #503121, 2.63%, 9/25/15......       254,855                                                    ------------
  4,089,126   Pool #503152, 2.38%, 11/25/20.....     4,089,126  Total Investments at Amortized Cost (99.5%)       $514,282,597
    442,908   Pool #503232, 2.38%, 12/25/15.....       442,908  Other Assets and Liabilities, Net (0.5%)             2,482,727
    410,991   Pool #503278, 2.38%, 2/25/21......       411,016                                                    ------------
  1,346,938   Pool #503431, 2.50%, 7/25/21......     1,347,528  NET ASSETS (100.0%)                               $516,765,324
  1,309,615   Pool #503461, 2.50%, 9/25/21......     1,310,019                                                    ============
    290,899   Pool #503472, 2.50%, 8/25/21......       290,899  (A)  Annualized yields at time of purchase.
    450,970   Pool #503553, 2.38%, 11/25/21.....       450,139  (B)  Certain securities are deemed to have a maturity remaining
  4,131,762   Pool #503614, 2.38%, 1/25/22......     4,131,762       until the next adjustment of the interest rate, or the longer
  1,653,831   Pool #503671, 2.38%, 3/25/22......     1,653,831       of the demand period or time to the next readjustment. The
    847,054   Pool #503754, 2.38%, 5/25/22......       847,054       interest rates shown reflect the rate in effect on February 28,
     68,545   Pool #503780, 2.38%, 3/25/22......        68,666       2002.


See Notes To Financial Statements.
12

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS -- CASH PORTFOLIO
 February 28, 2002 (Unaudited)

    FACE                   SECURITY                                  FACE                   SECURITY
   AMOUNT                DESCRIPTION                 VALUE          AMOUNT                DESCRIPTION                 VALUE
------------   --------------------------------  --------------  ------------   --------------------------------  --------------
U.S. GOVERNMENT SECURITIES (6.4%)                                COMMERCIAL PAPER (A)
FEDERAL NATIONAL MORTGAGE ASSOCIATION --                         $ 30,000,000   Transamerica Financial Corp.,
DISCOUNT NOTES (A) (4.7%)                                                       2.27%, 4/25/02..................  $   29,898,709
$ 70,000,000   1.80%, 5/29/02..................  $   69,693,692    50,000,000   Verizon Global, 2.55%, 4/2/02...      49,889,778
                                                 --------------    20,000,000   Verizon Global, 2.42%, 7/2/02...      19,839,417
SMALL BUSINESS ADMINISTRATION (B) (1.7%)                           75,000,000   Windmill Funding Corp., 1.80%,
     137,578   Pool #500536, 3.75%, 5/25/13....         137,857                 3/15/02.........................      74,948,375
     125,454   Pool #500730, 4.63%, 2/25/04....         125,454                                                   --------------
     454,437   Pool #501733, 2.75%, 2/25/17....         457,656  Total Commercial Paper                              899,194,755
     610,954   Pool #501989, 2.88%, 10/25/12...         611,542                                                   --------------
      85,323   Pool #502914, 2.75%, 3/25/15....          85,323  CORPORATE NOTES (B) (13.4%)
   1,019,418   Pool #503121, 2.63%, 9/25/15....       1,019,418     5,000,000   Bank of America Corp., 8.13%,
     831,300   Pool #503429, 2.50%, 6/25/16....         831,300                 6/15/02.........................       5,087,638
     327,404   Pool #503461, 2.50%, 9/25/21....         327,515    50,000,000   Bear, Stearns & Co., Inc.,
   1,661,445   Pool #503553, 2.38%, 11/25/21...       1,657,861                 1.88%, 7/31/02..................      50,000,000
   1,270,581   Pool #503754, 2.38%, 5/25/22....       1,270,581    25,000,000   Bear, Stearns & Co., Inc.,
   2,232,293   Pool #503882, 2.25%, 9/25/22....       2,230,471                 1.89%, 9/24/02..................      25,000,000
   2,766,259   Pool #503912, 2.25%, 10/25/22...       2,764,922    70,000,000   CIT Group Holdings, 1.93%,
   3,357,714   Pool #504015, 2.25%, 1/25/23....       3,356,940                 4/24/02.........................      69,994,731
  11,195,607   Pool #504366, 2.13%, 2/25/24....      11,187,212    50,000,000   Harris Trust & Savings, 4.41%,
                                                 --------------                 4/9/02..........................      49,999,466
Total Small Business Administration                  26,064,052                                                   --------------
                                                 --------------  Total Corporate Notes                               200,081,835
Total U.S. Government Securities                     95,757,744                                                   --------------
                                                 --------------
COMMERCIAL PAPER (A) (60.3%)                                     REPURCHASE AGREEMENTS (24.4%)
  65,000,000   BNP Paribas Finance, 1.78%,                        165,000,000   Bank of America Corp., 1.87%,
               3/15/02.........................      64,955,764                 3/1/02, to be repurchased at
  75,000,000   Deutsche Bank Financial, Inc.,                                   $165,008,571; collateralized by
               1.78%, 4/3/02...................      74,880,375                 various U.S. Government Agency
  28,401,000   Edison Asset Security, 1.80%,                                    Securities......................     165,000,000
               4/15/02.........................      28,338,163   165,210,000   Goldman Sachs & Co., 1.87%,
  60,423,000   Forrestal Funding, Inc., 1.83%,                                  3/1/02, to be repurchased at
               4/12/02.........................      60,296,112                 $165,218,582; collateralized by
  50,000,000   General Electric Capital Corp.,                                  various U.S. Government Agency
               2.36%, 4/10/02..................      49,872,222                 Securities......................     165,210,000
  15,000,000   General Electric Capital Corp.,                     33,638,000   Salomon Smith Barney, 1.85%,
               2.36%, 4/11/02..................      14,960,708                 3/1/02, to be repurchased at
  50,000,000   Goldman Sachs & Co., 1.81%,                                      $33,639,729; collateralized by
               4/4/02..........................      49,915,945                 various U.S. Government Agency
  50,000,000   International Lease Finance                                      Securities......................      33,638,000
               Corp., 1.83%, 4/3/02............      49,917,715                                                   --------------
  67,085,000   Merck & Company, Inc., 2.29%,                     Total Repurchase Agreements                         363,848,000
               4/12/02.........................      66,910,467                                                   --------------
  70,000,000   Proctor & Gamble, Co., 1.82%,                     Total Investments at Amortized Cost (104.5%)     $1,558,882,334
               5/1/02..........................      69,787,686  Other Assets and Liabilities, Net (4.5%)            (66,442,529)
  75,000,000   Salomon Smith Barney, 1.81%,                                                                       --------------
               3/15/02.........................      74,948,083  NET ASSETS (100.0%)                              $1,492,439,805
  25,000,000   SBC Communications, Inc., 2.12%,                                                                   ==============
               3/4/02..........................      24,995,667  (A)  Annualized yields at time of purchase.
  75,000,000   Societe Generale, Inc., 1.77%,                    (B)  Certain securities are deemed to have a maturity remaining
               4/9/02..........................      74,858,625       until the next adjustment of the interest rate or the longer
  20,000,000   Transamerica Financial Corp.,                          of the demand period or readjustment. The interest rates shown
               2.51%, 3/15/02..................      19,980,944       reflect the rate in effect on February 28, 2002.


See Notes To Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- PORTFOLIOS
 February 28, 2002 (Unaudited)

                                                              TREASURY      GOVERNMENT
                                                                CASH           CASH            CASH
                                                             PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                            ------------   ------------   --------------
Assets
  Investments (Note 2)
     Securities at amortized cost.........................  $299,265,444   $326,238,597   $1,195,034,334
     Repurchase agreements at amortized cost..............   112,257,000   188,044,000       363,848,000
                                                            ------------   ------------   --------------
  Total investments, at amortized cost....................   411,522,444   514,282,597     1,558,882,334
  Cash....................................................        28,132        30,417            29,543
  Interest and other receivables..........................         5,786     2,475,258         3,281,944
  Prepaid expenses........................................        11,929        16,165            36,631
                                                            ------------   ------------   --------------
Total Assets..............................................   411,568,291   516,804,437     1,562,230,452
                                                            ------------   ------------   --------------
Liabilities
  Payable for securities purchased........................            --            --        69,693,692
  Payable to adviser (Note 3).............................        10,538        13,182            39,043
  Payable to administrator (Note 3).......................        15,631        19,553            57,912
  Accrued expenses and other liabilities..................            --         6,378                --
                                                            ------------   ------------   --------------
Total Liabilities.........................................        26,169        39,113        69,790,647
                                                            ------------   ------------   --------------
Net Assets................................................  $411,542,122   $516,765,324   $1,492,439,805
                                                            ============   ============   ==============


See Notes To Financial Statements.
14

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- PORTFOLIOS Six Months Ended February 28, 2002 (Unaudited)

                                                               TREASURY    GOVERNMENT
                                                                 CASH         CASH          CASH
                                                              PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                              ----------   -----------   -----------
Investment Income
  Interest income...........................................  $5,063,540   $10,766,463   $21,626,896
                                                              ----------   -----------   -----------
Expenses
  Investment advisory (Note 3)..............................      73,147      127,953        264,065
  Administration (Note 3)...................................     110,197      193,017        397,678
  Custody (Note 3)..........................................      37,831       61,691        143,050
  Accounting (Note 3).......................................      27,250       27,250         27,250
  Professional services.....................................       8,385       10,034         15,700
  Trustees..................................................       3,425        2,379          6,878
  Miscellaneous.............................................       9,043       17,784         20,602
                                                              ----------   -----------   -----------
Total Expenses..............................................     269,278      440,108        875,223
                                                              ----------   -----------   -----------
Net Investment Income.......................................   4,794,262   10,326,355     20,751,673
Net Realized Gain on Investments Sold.......................          --       15,800         34,028
                                                              ----------   -----------   -----------
Net Increase in Net Assets from Operations..................  $4,794,262   $10,342,155   $20,785,701
                                                              ==========   ===========   ===========


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- PORTFOLIOS Year Ended August 31, 2001 and Six Months Ended February 28, 2002

                                                           TREASURY         GOVERNMENT
                                                             CASH              CASH              CASH
                                                           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2000.........................  $   467,447,181   $   756,628,040   $ 2,028,880,943
-----------------------------------                     ---------------   ---------------   ---------------
Operations
  Net investment income...............................       23,907,555        46,819,813       101,598,477
  Net realized gain on investments sold...............           30,104            50,707             9,777
                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............       23,937,659        46,870,520       101,608,254
                                                        ---------------   ---------------   ---------------
Transactions in Investors' Beneficial Interests
  Contributions.......................................    2,064,933,420     5,512,896,279     2,497,672,921
  Withdrawals.........................................   (2,079,308,591)   (5,781,776,884)   (2,929,833,425)
                                                        ---------------   ---------------   ---------------
Net Transactions in Investors' Beneficial Interests...      (14,375,171)     (268,880,605)     (432,160,504)
                                                        ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets.................        9,562,488      (222,010,085)     (330,552,250)
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2001.........................      477,009,669       534,617,955     1,698,328,693
----------------------------------                      ---------------   ---------------   ---------------
Operations
  Net investment income...............................        4,794,262        10,326,355        20,751,673
  Net realized gain on investments sold...............               --            15,800            34,028
                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............        4,794,262        10,342,155        20,785,701
                                                        ---------------   ---------------   ---------------
Transactions in Investors' Beneficial Interests
  Contributions.......................................      841,850,754     3,119,374,423       763,697,768
  Withdrawals.........................................     (912,112,563)   (3,147,569,209)     (990,372,357)
                                                        ---------------   ---------------   ---------------
Net Transactions in Investors' Beneficial Interests...      (70,261,809)      (28,194,786)     (226,674,589)
                                                        ---------------   ---------------   ---------------
Net Decrease in Net Assets............................      (65,467,547)      (17,852,631)     (205,888,888)
                                                        ---------------   ---------------   ---------------
Net Assets -- February 28, 2002 (Unaudited)...........  $   411,542,122   $   516,765,324   $ 1,492,439,805
---------------------------------------------------     ===============   ===============   ===============


See Notes to Financial Statements.
16

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
 February 28, 2002 (Unaudited)

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has four diversified investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio"). The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

FEDERAL TAXES The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio, based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

ADMINISTRATOR The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

PLACEMENT AGENT Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

 MONARCH FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
 February 28, 2002 (Unaudited)

OTHER SERVICE PROVIDERS Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. Effective January 1, 2002, FAcS receives a fee from each Portfolio of $5,000 per month, plus certain additional charges. Prior to January 1, 2002, FAcS received a fee from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus additional charges. Forum Trust, LLC (the "Custodian") serves as Core Trust's custodian and may employ subcustodians. For its services, the Custodian receives a fee at an annual rate of 0.025% for the first $1.5 billion of Total Portfolio Assets; 0.020% of the next $1 billion in Total Portfolio Assets; and 0.015% of the remaining Total Portfolio Assets.

NOTE 4.  FINANCIAL HIGHLIGHTS

The ratio of net investment income and expenses to average net assets are listed below. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding applicable fee waivers. In the absence of applicable fee waivers, the ratio of expenses to average net assets for Treasury Cash Portfolio during 1998 and 1997 would have been 0.17% and 0.18%, respectively. Six-month information is annualized, except for total return percentages.

                                                              RATIOS TO AVERAGE NET ASSETS
                                                              -----------------------------
                                                                             NET
                                                               INVESTMENT           NET           TOTAL
YEAR ENDED AUGUST 31, (EXCEPT AS NOTED)                          INCOME           EXPENSES        RETURN
------------------------------------------------------------  ------------       ----------       ------
Treasury Cash Portfolio
  Six Months Ended February 28, 2002........................     2.18%              0.12%         1.06%
  2001......................................................     5.09%              0.13%         5.25%
  2000......................................................     5.69%              0.13%         5.80%
  1999......................................................     4.69%              0.14%         4.77%
  1998......................................................     5.34%              0.15%         5.50%
  1997......................................................     5.20%              0.15%         5.31%

Government Cash Portfolio
  Six Months Ended February 28, 2002........................     2.68%              0.11%         1.32%
  2001......................................................     5.28%              0.11%         5.42%
  2000......................................................     5.85%              0.12%         6.01%
  1999......................................................     4.94%              0.12%         5.04%
  1998......................................................     5.52%              0.13%         5.70%
  1997......................................................     5.38%              0.14%         5.53%

Cash Portfolio
  Six Months Ended February 28, 2002........................     2.61%              0.11%         1.29%
  2001......................................................     5.49%              0.11%         5.58%
  2000......................................................     6.03%              0.11%         6.12%
  1999......................................................     5.00%              0.12%         5.14%
  1998......................................................     5.55%              0.13%         5.75%
  1997......................................................     5.45%              0.15%         5.54%

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